Consolidated statements of comprehensive income (loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [Line Items]
Net Profit	$ 830,188,000	$ 416,263,000	$ 32,682,000
Other comprehensive loss to be reclassified to profit or loss, net of income tax
Net change in unrealized loss on copper and zinc prices hedge, net of income tax, note 33(a)			(6,232,000)
Share of other comprehensive income of associates accounted for using equity method, net of income tax			3,000
Total other comprehensive loss that will be reclassified to profit or loss, net of income tax			(6,229,000)
Total comprehensive income	830,188,000	416,263,000	26,453,000
Comprehensive income attributable to:
Owners of the parent	782,145,000	402,689,000	16,186,000
Non-controlling interest	48,043,000	13,574,000	10,267,000
Total comprehensive income	830,188,000	416,263,000	26,453,000
Sociedad Minera Cerro Verde S.A.A.
Statement of comprehensive income [Line Items]
Net Profit	$ 1,367,129,000	$ 953,177,000	$ 778,964,000